Subsequent Events - Additional Information (Detail) - USD ($)					3 Months Ended
	Oct. 15, 2021	Apr. 30, 2021	Apr. 28, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Feb. 28, 2021	Dec. 17, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Shares issued price per share			$ 10.00					$ 10.00
Proceeds from private placement warrants					$ 9,475,000
Stock issued during period value issued for services					$ 25,000
Preference shares par value					$ 0.0001	$ 0.0001
Backstop Investors [Member]
Subsequent Event [Line Items]
Stock issued during the period shares			5,500,906
Stock issued during period value			$ 55,009,060
PIPE Investors [Member]
Subsequent Event [Line Items]
Stock issued during period value issued for services			$ 80,000,000
Stock issued during the period shares			8,000,000
Enjoy Technology Inc [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized					149,856,749	153,809,943			149,856,749
Temporary Equity, Shares Issued					149,520,445	153,473,639			149,520,445
Ordinary shares par value					$ 0.00001	$ 0.00001			$ 0.00001
Enjoy Technology Inc [Member] | Common Stock [Member] | LCH Transaction [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Issued		$ 20,000,000.0
Shares issued price per share		$ 10.00
Enjoy Technology Inc [Member] | Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized					39,531,941	43,485,135			39,531,941
Temporary Equity, Shares Issued					39,531,941	43,485,135			39,531,941
Enjoy Technology Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percenatge of common stock at conversion price							90.00%
Shares issued price per share	$ 10.00
Preferred stock convertible conversion price	$ 0.00001
Number of warrants or rights outstanding	336,304
Preferred stock converted into warrants	115,875
Private Placement Warrant exercise price	$ 6.90
Enjoy Technology Inc [Member] | Subsequent Event [Member] | Backstop Investors [Member]
Subsequent Event [Line Items]
Stock issued during the period shares	5,590,906
Stock issued during period value	$ 55,009,060
Enjoy Technology Inc [Member] | Subsequent Event [Member] | PIPE Investors [Member]
Subsequent Event [Line Items]
Stock issued during period value issued for services	$ 80,000,000
Ordinary shares par value	$ 10.00
Preferred stock converted into warrants	8
Enjoy Technology Inc [Member] | Subsequent Event [Member] | SPAC Acquisition [Member]
Subsequent Event [Line Items]
Business acquisition percentage of voting interests acquired		80.00%
Enjoy Technology Inc [Member] | Subsequent Event [Member] | Marquee Raine Acquisition Corp [Member]
Subsequent Event [Line Items]
Shares issued price per share			$ 10.00
Business Combination, Consideration Transferred			$ 1,200,000,000
Payments to Acquire Trust Preferred Investments			374,000,000.0
Proceeds from private placement warrants			$ 80,000,000.0
Enjoy Technology Inc [Member] | Subsequent Event [Member] | Common Stock [Member] | LCH Transaction [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Issued		$ 20,000,000.0
Shares issued price per share		$ 10.00
Enjoy Technology Inc [Member] | Subsequent Event [Member] | Two thousand Twenty One Convertible Loan [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 75,000,000.0
Line of Credit Facility, Interest Rate at Period End		8.00%
Enjoy Technology Inc [Member] | Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized				3,953,194
Temporary Equity, Shares Issued				3,953,194
Proceeds from Issuance of Convertible Preferred Stock				$ 15,000,000.0
Enjoy Technology Inc [Member] | Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preference shares par value	$ 0.00001
Enjoy Technology Inc [Member] | Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preference shares par value	0.00001
Enjoy Technology Inc [Member] | Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preference shares par value	$ 0.00001